Investments and Equity Method Investments - Schedule of Investments and Equity Method Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Net Investment Income [Line Items]
Investments	$ 60,504	$ 61,574
Equity method investments	42,620	45,679
Genomatica, Inc. Preferred Stock [Member]
Net Investment Income [Line Items]
Investments	55,000	55,000
Synlogic, Inc. Warrant [Member]
Net Investment Income [Line Items]
Investments	5,504	6,574
Joyn Bio, LLC [Member]
Net Investment Income [Line Items]
Equity method investments	28,924	29,320
Synlogic, Inc. [Member]
Net Investment Income [Line Items]
Equity method investments	$ 13,696	$ 16,359